Share Repurchase Program - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended
	Mar. 08, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase amount	$ 30,000,000				100,000,000
Stock repurchase program, period	18 months
Stock repurchase program, repurchased in open market		$ 98,800,000	$ 1,200,000	$ 30,000,000
Minimum
Stock Repurchase Program [Line Items]
Stock repurchase program, period					18 months
Maximum
Stock Repurchase Program [Line Items]
Stock repurchase program, period					24 months
ADSs
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase ADS		2,944,649	61,285	2,138,993
Common Stock
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase ordinary shares		23,066,912	490,280	17,111,944